Insurance	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Insurance
4. Insurance
Insurance Liabilities
Insurance liabilities are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2016	2015
	(In millions)
U.S.	$128,745	$123,060
Asia	89,422	83,510
Latin America	14,760	14,022
EMEA	18,075	19,009
MetLife Holdings	105,017	102,853
Corporate & Other	(3,120)	(2,667)
Total	$352,899	$339,787
Future policy benefits are measured as follows:

Product Type:	Measurement Assumptions:
Participating life
Aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 7% for domestic business and less than 1% to 11% for international business and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends for domestic business.

Nonparticipating life
Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company’s experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2% to 11% for domestic business and less than 1% to 13% for international business.

Individual and group traditional fixed annuities after annuitization
Present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 2% to 11% for domestic business and less than 1% to 12% for international business.

Non-medical health insurance
The net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7% (primarily related to domestic business).

Disabled lives
Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 2% to 8% for domestic business and less than 1% to 9% for international business.

Property & casualty insurance
The amount estimated for claims that have been reported but not settled and claims incurred but not reported are based upon the Company’s historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated salvage and subrogation.

Participating business represented 4% of the Company’s life insurance in-force at both December 31, 2016 and 2015. Participating policies represented 16%, 17% and 17% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.
Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments and investment performance; (ii) credited interest, ranging from less than 1% to 13% for domestic business and less than 1% to 15% for international business, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.
Guarantees
The Company issues directly and assumes through reinsurance variable annuity products with guaranteed minimum benefits. GMABs and the portions of both non-life-contingent GMWBs and GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:			Measurement Assumptions:
GMDBs	•	A return of purchase payment upon death even if the account value is reduced to zero.	•
Present value of expected death benefits in excess of the projected account balance recognizing the excess ratably over the accumulation period based on the present value of total expected assessments.

	•	An enhanced death benefit may be available for an additional fee.	•	Assumptions are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk.
			•	Investment performance and volatility assumptions are consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index.
			•	Benefit assumptions are based on the average benefits payable over a range of scenarios.
GMIBs	•
After a specified period of time determined at the time of issuance of the variable annuity contract, a minimum accumulation of purchase payments, even if the account value is reduced to zero, that can be annuitized to receive a monthly income stream that is not less than a specified amount.
•
Present value of expected income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on present value of total expected assessments.

	•	Certain contracts also provide for a guaranteed lump sum return of purchase premium in lieu of the annuitization benefit.	•	Assumptions are consistent with those used for estimating GMDB liabilities.
			•	Calculation incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.
GMWBs	•	A return of purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that cumulative withdrawals in a contract year do not exceed a certain limit.	•	Expected value of the life contingent payments and expected assessments using assumptions consistent with those used for estimating the GMDB liabilities.
	•	Certain contracts include guaranteed withdrawals that are life contingent.
The Company also issues other annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Certain other annuity contracts contain guaranteed annuitization benefits that may be above what would be provided by the current account value of the contract. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.
Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

	Annuity Contracts		Universal and Variable Life Contracts
	GMDBs	GMIBs	Secondary Guarantees	Paid-Up Guarantees	Total
	(In millions)
Direct and Assumed:
Balance at January 1, 2014	$268	$521	$2,912	$266	$3,967
Incurred guaranteed benefits (1)	74	(58)	(184)	22	(146)
Paid guaranteed benefits	(35)	—	(17)	—	(52)
Balance at December 31, 2014	307	463	2,711	288	3,769
Incurred guaranteed benefits (1)	68	62	43	18	191
Paid guaranteed benefits	(11)	(1)	(28)	—	(40)
Balance at December 31, 2015	364	524	2,726	306	3,920
Incurred guaranteed benefits (1)	102	78	291	25	496
Paid guaranteed benefits	(15)	(1)	(28)	—	(44)
Balance at December 31, 2016	$451	$601	$2,989	$331	$4,372
Ceded:
Balance at January 1, 2014	$26	$7	$168	$186	$387
Incurred guaranteed benefits	—	(1)	19	15	33
Paid guaranteed benefits	(3)	—	—	—	(3)
Balance at December 31, 2014	23	6	187	201	417
Incurred guaranteed benefits	(1)	—	31	13	43
Paid guaranteed benefits	(3)	—	—	—	(3)
Balance at December 31, 2015	19	6	218	214	457
Incurred guaranteed benefits	—	(1)	(27)	17	(11)
Paid guaranteed benefits	5	—	—	—	5
Balance at December 31, 2016	$24	$5	$191	$231	$451
Net:
Balance at January 1, 2014	$242	$514	$2,744	$80	$3,580
Incurred guaranteed benefits	74	(57)	(203)	7	(179)
Paid guaranteed benefits	(32)	—	(17)	—	(49)
Balance at December 31, 2014	284	457	2,524	87	3,352
Incurred guaranteed benefits	69	62	12	5	148
Paid guaranteed benefits	(8)	(1)	(28)	—	(37)
Balance at December 31, 2015	345	518	2,508	92	3,463
Incurred guaranteed benefits	102	79	318	8	507
Paid guaranteed benefits	(20)	(1)	(28)	—	(49)
Balance at December 31, 2016	$427	$596	$2,798	$100	$3,921

__________________

(1)	Secondary guarantees include the effects of foreign currency translation of $119 million, ($80) million and ($343) million at December 31, 2016, 2015 and 2014, respectively.
Information regarding the Company’s guarantee exposure, which includes direct and assumed business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

	December 31,
	2016				2015
	In the Event of Death		At Annuitization		In the Event of Death		At Annuitization
	(Dollars in millions)
Annuity Contracts (1):
Variable Annuity Guarantees:
Total account value (2), (3)	$66,176		$25,335		$67,425		$25,365
Separate account value	$43,359		$23,330		$43,209		$23,446
Net amount at risk (2)	$1,842	(4)	$521	(5)	$1,932	(4)	$384	(5)
Average attained age of contractholders	64 years		65 years		64 years		64 years
Other Annuity Guarantees:
Total account value (3)	N/A		$1,393		N/A		$1,560
Net amount at risk	N/A		$490	(6)	N/A		$422	(6)
Average attained age of contractholders	N/A		50 years		N/A		51 years

	December 31,
	2016		2015
	Secondary Guarantees	Paid-Up Guarantees	Secondary Guarantees	Paid-Up Guarantees
	(Dollars in millions)
Universal and Variable Life Contracts (1):
Total account value (3)	$8,363	$3,337	$8,097	$3,461
Net amount at risk (7)	$70,225	$17,785	$72,310	$19,047
Average attained age of policyholders	55 years	62 years	54 years	62 years
__________________

(1)	The Company’s annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)	Includes amounts, which are not reported on the consolidated balance sheets, from assumed reinsurance of certain variable annuity products from the Company’s former operating joint venture in Japan.

(3)	Includes the contractholder’s investments in the general account and separate account, if applicable.

(4)
Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)
Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company’s potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6)
Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company’s potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(7)
Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

	December 31,
	2016	2015
	(In millions)
Fund Groupings:
Equity	$23,649	$23,563
Balanced	23,620	24,338
Bond	6,169	6,033
Money Market	528	349
Total	$53,966	$54,283
Obligations Under Funding Agreements
The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain unconsolidated special purpose entities (“SPEs”) that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2016, 2015 and 2014, the Company issued $39.7 billion, $35.1 billion and $36.7 billion, respectively, and repaid $38.5 billion, $35.5 billion and $31.7 billion, respectively, of such funding agreements. At December 31, 2016 and 2015, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $30.8 billion and $29.5 billion, respectively.
Certain of the Company’s subsidiaries are members of regional banks in the Federal Home Loan Bank (“FHLB”) system (“FHLBanks”). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

	December 31,
	2016	2015
	(In millions)
FHLB of New York	$748	$666
FHLB of Des Moines	$35	$40
FHLB of Pittsburgh	$11	$11

Such subsidiaries have also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. (“Farmer Mac”). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

	Liability		Collateral
	December 31,
	2016	2015	2016		2015
	(In millions)
FHLB of New York (1)	$14,445	$12,570	$16,828	(2)	$14,085	(2)
Farmer Mac (3)	$2,550	$2,550	$2,645		$2,643
FHLB of Des Moines (1)	$625	$750	$811	(2)	$851	(2)
FHLB of Pittsburgh (1)	$250	$250	$383	(2)	$322	(2)
__________________

(1)
Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities (“RMBS”), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank’s recovery on the collateral is limited to the amount of the Company’s liability to such FHLBank.

(2)	Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)
Represents funding agreements issued to a subsidiary of Farmer Mac, as well as certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses
The following is information about incurred and paid claims development by segment as of December 31, 2016. Such amounts are presented net of reinsurance, and are not discounted. The tables present claims development and cumulative claim payments by incurral year. The development tables are only presented for significant short-duration product liabilities within each segment. Where practical, up to 10 years of history has been provided. In order to eliminate potential fluctuations related to foreign exchange rates, liabilities and payments denominated in a foreign currency have been translated using the 2016 year end spot rates for all periods presented. The information about incurred and paid claims development prior to 2016 is presented as supplementary information, as described in Note 1.
U.S.
Group Life - Term

	Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance						At December 31, 2016
	For the Years Ended December 31,						Total IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	(Unaudited)
Incurral Year	2011	2012	2013	2014	2015	2016
	(Dollars in millions)
2011	$6,318	$6,290	$6,293	$6,269	$6,287	$6,295	$3	207,139
2012		6,503	6,579	6,569	6,546	6,568	3	208,441
2013			6,637	6,713	6,719	6,720	8	210,597
2014				6,986	6,919	6,913	13	210,347
2015					7,040	7,015	27	210,838
2016						7,125	825	184,085
Total						40,636
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance						(38,879)
All outstanding liabilities for incurral years prior to 2011, net of reinsurance						12
Total unpaid claims and claim adjustment expenses, net of reinsurance						$1,769

	Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the Years Ended December 31,
	(Unaudited)
Incurral Year	2011	2012	2013	2014	2015	2016
	(In millions)
2011	$4,982	$6,194	$6,239	$6,256	$6,281	$6,290
2012		5,132	6,472	6,518	6,532	6,558
2013			5,216	6,614	6,664	6,678
2014				5,428	6,809	6,858
2015					5,524	6,913
2016						5,582
Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance						$38,879

Average Annual Percentage Payout
The following is supplementary information about average historical claims duration as of December 31, 2016:

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	1	2	3	4	5	6
Group Life - Term	78.4%	20.0%	0.7%	0.2%	0.4%	0.2%
Group Long-Term Disability

	Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance						At December 31, 2016
	For the Years Ended December 31,						Total IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	(Unaudited)
Incurral Year	2011	2012	2013	2014	2015	2016
	(Dollars in millions)
2011	$955	$916	$894	$914	$924	$923	$—	21,187
2012		966	979	980	1,014	1,034	—	19,502
2013			1,008	1,027	1,032	1,049	—	20,547
2014				1,076	1,077	1,079	6	22,233
2015					1,082	1,105	29	18,172
2016						1,131	534	8,960
Total						6,321
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance						(2,277)
All outstanding liabilities for incurral years prior to 2011, net of reinsurance						2,933
Total unpaid claims and claim adjustment expenses, net of reinsurance						$6,977

	Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the Years Ended December 31,
	(Unaudited)
Incurral Year	2011	2012	2013	2014	2015	2016
	(In millions)
2011	$44	$217	$337	$411	$478	$537
2012		43	229	365	453	524
2013			43	234	382	475
2014				51	266	428
2015					50	264
2016						49
Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance						$2,277

Average Annual Percentage Payout
The following is supplementary information about average historical claims duration as of December 31, 2016:

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	1	2	3	4	5	6
Group Long-Term Disability	4.4%	18.9%	13.8%	8.4%	7.1%	6.3%

Significant Methodologies and Assumptions
Group Life - Term and Group Long-Term Disability incurred but not paid (“IBNP”) liabilities are developed using a combination of loss ratio and development methods. Claims in the course of settlement are then subtracted from the IBNP liabilities resulting in the IBNR liabilities. The loss ratio method is used in the period in which the claims are neither sufficient nor credible. In developing the loss ratios, any material rate increases that could change the underlying premium without affecting the estimated incurred losses are taken into account. For periods where sufficient and credible claim data exists, the development method is used based on the claim triangles which categorize claims according to both the period in which they were incurred and the period in which they were paid, adjudicated or reported. The end result is a triangle of known data that is used to develop known completion ratios and factors. Claims paid are then subtracted from the estimated ultimate incurred claims to calculate the IBNP liability.
An expense liability is held for the future expenses associated with the payment of incurred but not yet paid claims (IBNR and pending). This is expressed as a percentage of the underlying claims liability and is based on past experience and the anticipated future expense structure.
For Group Life - Term and Group Long-Term Disability, first year incurred claims and allocated loss adjustment expenses increased in 2016 compared to the 2015 incurral year due to the growth in the size of the business.
There were no significant changes in methodologies during 2016. The assumptions used in calculating the unpaid claims and claim adjustment expenses for Group Life - Term and Group Long-Term Disability are updated annually to reflect emerging trends in claim experience.
No additional premiums or return premiums have been accrued as a result of the prior year development.
Liabilities for Group Life - Term unpaid claims and claim adjustment expenses are not discounted.
The liabilities for Group Long-Term Disability unpaid claims and claim adjustment expenses were $5.8 billion and $5.5 billion at December 31, 2016 and 2015, respectively. These amounts were discounted using interest rates ranging from 3% to 8%, based on the incurral year. The total discount applied to these liabilities was $1.3 billion at both December 31, 2016 and 2015. The amount of interest accretion recognized was $565 million, $517 million and $481 million for the years ended December 31, 2016, 2015 and 2014, respectively. These amounts were reflected in policyholder benefits and claims.
For Group Life - Term, claims were based upon individual death claims. For Group Long-Term Disability, claim frequency was determined by the number of reported claims as identified by a unique claim number assigned to individual claimants. Claim counts initially include claims that do not ultimately result in a liability. These claims are omitted from the claim counts once it is determined that there is no liability.
The Group Long-Term Disability IBNR included in the development tables above, was developed using discounted cash flows, and is presented on a discounted basis.
Property & Casualty - Auto Liability

	Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance										At December 31, 2016
	For the Years Ended December 31,										Total IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	(Unaudited)
Incurral Year	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016
	(Dollars in millions)
2007	$861	$840	$825	$804	$786	$784	$781	$780	$780	$780	$—	207,285
2008		818	839	828	805	799	794	793	791	790	—	200,514
2009			862	877	853	826	823	817	815	815	1	201,577
2010				863	873	853	847	833	826	825	3	202,094
2011					863	876	869	855	846	843	3	202,494
2012						882	881	869	851	846	6	196,900
2013							911	900	882	878	10	201,192
2014								897	910	913	25	203,233
2015									975	984	66	206,368
2016										1,012	160	192,197
Total										8,686
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance										(7,509)
All outstanding liabilities for incurral years prior to 2007, net of reinsurance										28
Total unpaid claims and claim adjustment expenses, net of reinsurance										$1,205

	Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the Years Ended December 31,
	(Unaudited)
Incurral Year	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016
	(In millions)
2007	$299	$535	$649	$715	$751	$765	$773	$777	$778	$779
2008		304	553	657	725	764	778	785	787	788
2009			321	563	681	755	789	803	810	813
2010				319	572	695	762	796	810	816
2011					324	590	711	777	810	825
2012						333	600	715	783	815
2013							346	618	743	809
2014								352	648	777
2015									384	691
2016										396
Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance										$7,509

Average Annual Percentage Payout
The following is supplementary information about average historical claims duration as of December 31, 2016:

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	1	2	3	4	5	6	7	8	9	10
Auto Liability	38.9%	31.1%	14.2%	8.2%	4.2%	1.7%	0.9%	0.4%	0.2%	0.1%
Property & Casualty - Home

	Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance										At December 31, 2016
	For the Years Ended December 31,										Total IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	(Unaudited)
Incurral Year	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016
	(Dollars in millions)
2007	$445	$436	$423	$421	$415	$414	$414	$414	$412	$412	$—	86,408
2008		644	636	599	590	588	589	588	586	585	—	127,474
2009			506	523	510	507	503	501	498	497	—	106,614
2010				573	589	587	584	582	581	580	2	115,495
2011					891	868	843	840	835	835	2	166,443
2012						714	713	703	698	696	4	146,512
2013							654	652	635	635	5	107,469
2014								707	702	704	8	113,448
2015									759	753	18	106,650
2016										740	60	98,986
Total										6,437
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance										(6,210)
All outstanding liabilities for incurral years prior to 2007, net of reinsurance										2
Total unpaid claims and claim adjustment expenses, net of reinsurance										$229

	Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the Years Ended December 31,
	(Unaudited)
Incurral Year	2007	2008	2009	2010	2011	2012	2013	2014	2015	2016
	(In millions)
2007	$303	$385	$399	$405	$408	$409	$411	$412	$412	$412
2008		446	558	574	579	582	583	584	584	584
2009			385	476	486	492	495	495	496	496
2010				436	546	562	571	574	577	578
2011					690	804	819	825	827	830
2012						559	668	681	687	689
2013							505	604	618	626
2014								574	670	685
2015									603	717
2016										593
Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance										$6,210

Average Annual Percentage Payout
The following is supplementary information about average historical claims duration as of December 31, 2016:

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	1	2	3	4	5	$6	7	8	9	10
Home	78.7%	16.6%	2.4%	1.1%	0.5%	0.3%	0.2%	0.2%	—%	—%

Significant Methodologies and Assumptions
The liability for unpaid claim and claim adjustment expenses for the Property & Casualty business is determined by examining the historical claims and allocated claim adjustment expenses data. This data, which is gross of salvage and subrogation, is classified by incurral year and coverage and includes paid claims data and reported liabilities. For homeowners and auto liability injury claims, the reported liabilities are set by the Company’s claims adjusters based on the individual case, and a supplemental liability is added based on the historical development of reported claims. These supplemental liabilities are estimated by coverage based on adjusted report year data triangles developed to ultimate claim liability. Adjustments are made for settlement rates and average case liabilities. For auto non-injury claims, the Company holds an average statistical liability for every reported claim. This statistical liability is based on an estimated average payment that varies by coverage, report year and state. These average estimated payments are updated monthly.
For all property and casualty coverages, many actuarial methods such as adjusted loss development (adjusted for settlement rates and average case liabilities) and loss ratio methods are employed to develop a best estimate of the IBNR for each coverage type. Similar actuarial methods are used to determine the best estimate of the expected salvage and subrogation; methods that look at recoveries by age and ratios of recoveries to paid loss are compared for each coverage. A liability for unpaid allocated claim adjustment expenses is held for the future claim adjustment costs associated with the payment of incurred but not yet paid claims. This liability is calculated as a percentage of the underlying unpaid claims liability. The percentage is based on historical ratios of essential claim department expenses compared with paid losses.
There were no significant changes in methodologies or assumptions during 2016.
No additional premiums or return premiums have been accrued as a result of the prior year development.
Liabilities for unpaid claims and claim adjustment expenses were not discounted.
The cumulative number of reported claims for auto liability coverages are counted by individual coverages (i.e. bodily injury and property damage) and, if multiple occupants are injured, then each injury is counted as a separate claim. For home coverages, each exposure is counted separately, so a house fire would, for example, have separate claim counts for the building, the contents, and additional living expenses. Claim counts include claims that do not ultimately result in a liability. Any liability established upon receipt of these claims would subsequently be reversed.
Asia
Group Disability & Group Life

	Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance							At December 31, 2016
	For the Years Ended December 31,							Total IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	(Unaudited)
Incurral Year	2010	2011	2012	2013	2014	2015	2016
	(Dollars in millions)
2010	$76	$72	$77	$99	$99	$96	$125	$20	2,717
2011		72	62	82	82	87	115	21	1,863
2012			91	96	95	109	110	11	2,014
2013				137	139	161	156	30	2,379
2014					274	259	240	70	3,173
2015						258	248	102	2,667
2016							213	151	1,441
Total							1,207
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance							(795)
All outstanding liabilities for incurral years prior to 2010, net of reinsurance							41
Total unpaid claims and claim adjustment expenses, net of reinsurance							$453

	Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the Years Ended December 31,
	(Unaudited)
Incurral Year	2010	2011	2012	2013	2014	2015	2016
	(In millions)
2010	$19	$37	$49	$60	$73	$82	$106
2011		12	37	50	62	75	94
2012			28	60	79	91	99
2013				41	92	112	126
2014					64	133	167
2015						75	142
2016							61
Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance							$795
Average Annual Percentage Payout
The following is supplementary information about average historical claims duration as of December 31, 2016:

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	1	2	3	4	5	6	7
Group Disability & Group Life	23.2%	25.7%	13.2%	9.7%	9.5%	11.8%	18.8%

Significant Methodologies and Assumptions
This business line consists of employer sponsored and industry sponsored Group Life and Group Disability risks.
For Group Life, the IBNR liability is determined by using the Bornhuetter-Ferguson Method, with factors derived by examining the experience of historical claims. A pending liability is also calculated for claims that have been reported but have not been paid. A claim eligibility ratio based on past experience is applied to the face amount of individual claims.
For Group Disability, the IBNR liability is calculated as a percentage of premiums in-force based on the expected delay as evidenced by the experience in the portfolio. This is then allocated back into different incurral years based on an assumed run-off. A claims in course of payment liability is also calculated for claims that have been admitted and are in the course of payment. The assumptions employed are based on the economic conditions, industry experience and adjusted for the Company’s own experience.
An expense liability is held for the future expenses associated with the payment of incurred but not yet paid claims. This is expressed as a percentage of the underlying claims liability and is based on past experience and the future expense structure.
The prior year estimates of ultimate losses were significantly higher in 2016 as a result of losing a litigation case relating to a reinsurance contract. In light of the court ruling, the Company reconsidered the carrying value of the reinsurance receivable in relation to the disputed amounts and any future reinsurance recovery and concluded that it is no longer appropriate to assume 50% recovery from the reinsurer in relation to current or future disputed claims. For other contracts, estimates of ultimate losses for recent years were lower due to improving claims experience.
There were no significant changes in methodologies or assumptions during 2016.
No additional premiums or return premiums have been accrued as a result of the prior year development.
The liabilities for unpaid claims and claim adjustment expenses were $627 million and $619 million at December 31, 2016 and 2015, respectively. These amounts were discounted using interest rates ranging from 3% to 7%, based on the incurral year. The total discount applied to these liabilities was $42 million and $41 million at December 31, 2016 and 2015, respectively. The amount of interest accretion recognized was $22 million, $20 million and $16 million for the years ended December 31, 2016, 2015 and 2014, respectively. These amounts were reflected in policyholder benefits and claims.
The Company tracks claim frequency by the number of reported claims as identified by a unique claim number assigned to individual claimants. Claim counts include claims that do not ultimately result in a liability. A liability is only established for those claims that are expected to result in a liability, based on historical factors.
Latin America
Protection Life

	Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance									At December 31, 2016
	For the Years Ended December 31,									Total IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	(Unaudited)
Incurral Year	2008	2009	2010	2011	2012	2013	2014	2015	2016
	(Dollars in millions)
2008	$201	$267	$271	$273	$273	$273	$273	$274	$274	$—	32,175
2009		228	308	312	314	314	314	314	314	—	32,470
2010			250	322	329	330	330	330	330	—	33,001
2011				323	224	230	231	232	232	—	27,667
2012					155	210	215	217	218	—	28,088
2013						172	240	247	248	1	32,048
2014							245	369	380	3	40,661
2015								320	456	15	45,852
2016									350	163	28,762
Total									2,802
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance									(2,500)
All outstanding liabilities for incurral years prior to 2008, net of reinsurance									39
Total unpaid claims and claim adjustment expenses, net of reinsurance									$341

	Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the Years Ended December 31,
	(Unaudited)
Incurral Year	2008	2009	2010	2011	2012	2013	2014	2015	2016
	(In millions)
2008	$198	$262	$266	$267	$268	$268	$268	$268	$268
2009		226	300	305	306	306	306	306	306
2010			230	301	307	308	308	309	309
2011				144	219	225	226	226	227
2012					153	207	212	213	214
2013						168	233	238	239
2014							220	326	331
2015								263	368
2016									238
Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance									$2,500

Average Annual Percentage Payout
The following is supplementary information about average historical claims duration as of December 31, 2016:

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	1	2	3	4	5	6	7	8	9
Protection Life	66.4%	25.4%	1.9%	0.4%	0.2%	0.1%	—%	—%	—%
Protection Health

	Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance									At December 31, 2016
	For the Years Ended December 31,									Total IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	(Unaudited)
Incurral Year	2008	2009	2010	2011	2012	2013	2014	2015	2016
	(Dollars in millions)
2008	$127	$142	$144	$144	$144	$145	$145	$145	$145	$—	91,276
2009		146	163	165	165	166	166	166	166	4	92,466
2010			172	192	193	194	194	194	194	—	96,316
2011				192	229	231	232	232	232	—	105,917
2012					199	224	226	226	227	3	99,446
2013						216	244	245	246	30	103,077
2014							224	249	251	24	96,075
2015								192	219	71	84,206
2016									253	825	89,884
Total									1,933
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance									(1,915)
All outstanding liabilities for incurral years prior to 2008, net of reinsurance									51
Total unpaid claims and claim adjustment expenses, net of reinsurance									$69

	Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the Years Ended December 31,
	(Unaudited)
Incurral Year	2008	2009	2010	2011	2012	2013	2014	2015	2016
	(In millions)
2008	$127	$142	$144	$144	$144	$145	$145	$145	$145
2009		146	163	165	165	166	166	166	166
2010			172	192	193	194	194	194	194
2011				206	229	231	232	232	232
2012					199	224	226	226	227
2013						216	244	245	246
2014							222	247	249
2015								192	219
2016									237
Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance									$1,915

Average Annual Percentage Payout
The following is supplementary information about average historical claims duration as of December 31, 2016:

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
Years	1	2	3	4	5	6	7	8	9
Protection Health	88.8%	10.7%	0.7%	0.3%	0.2%	0.1%	0.1%	—%	0.1%

Significant Methodologies and Assumptions
The Latin America segment establishes liabilities for unpaid losses, which are equal to the accumulation of unpaid reported claims, plus an estimate for claims incurred but not reported.
In general terms, for both the Protection Life and Protection Health products, the methodology for IBNR is a weighted loss ratio combined with the Bornhuetter-Ferguson Method. The factors are derived by examining the experience of historical claims. In the initial months, the credibility is higher on premiums and lower on claims. As the premiums are earned, the credibility grows for the factors. For one major medical Protection Health product, a different methodology is employed, which estimates the IBNR based on a percentage of policy cancellations and the accrued premium.
For Protection Health products, claim duration can be very long due to the multiple incidences over time that may occur for a single claim. The number of claims reported per year is based on the original claim occurrence date for each individual claim. Any subsequent claims that are considered part of the original claim occurrence are not counted as a new claim. For Protection Life products, claims were based upon individual death claims.
During 2016, there was an increase in first year incurred claims and allocated loss adjustment expenses as compared to 2015 due to an increase in claims duration experience for one product and due to an overall increase in sales of certain plan sponsored and individual protection health products.
There were no significant changes in methodologies or assumptions during 2016.
No additional premiums or return premiums have been accrued as a result of the prior year development.
Liabilities for unpaid claims and claim adjustment expenses were not discounted.
For Protection Life and Protection Health products, claim counts initially include claims that do not ultimately result in a liability. These claims are omitted from the claim counts once it is determined that there is no liability.
Reconciliation of the Disclosure of Incurred and Paid Claims Development to the Liability for Unpaid Claims and Claim Adjustment Expenses
The reconciliation of the net incurred and paid claims development tables to the liability for unpaid claims and claims adjustment expenses on the consolidated balance sheet were as follows at:

	December 31, 2016
	(In millions)
Short-Duration:
Unpaid claims and allocated claims adjustment expenses, net of reinsurance:
U.S.:
Group Life - Term	$1,769
Group Long-Term Disability	6,977
Property & Casualty - Auto	1,205
Property & Casualty - Home	229
Total		$10,180
Asia - Group Disability & Group Life		453
Latin America:
Protection Life	341
Protection Health	69
Total		410
Other insurance lines - all segments combined		888
Total unpaid claims and allocated claims adjustment expenses, net of reinsurance		11,931

Reinsurance recoverables on unpaid claims:
U.S.:
Group Life - Term	21
Group Long-Term Disability	74
Property & Casualty - Auto	80
Property & Casualty - Home	4
Total		179
Asia - Group Disability & Group Life		216
Latin America:
Protection Life	1
Protection Health	2
Total		3
Other insurance lines - all segments combined		193
Total reinsurance recoverable on unpaid claims		591
Total unpaid claims and allocated claims adjustment expense		12,522
Unallocated claims adjustment expenses		103
Discounting		(1,319)
Liability for unpaid claims and claim adjustment liabilities - short-duration		11,306
Liability for unpaid claims and claim adjustment liabilities - all long-duration lines		4,845
Total liability for unpaid claims and claim adjustment expense (included in future policy benefits and other policy-related balances)		$16,151
Rollforward of Claims and Claim Adjustment Expenses
Information regarding the liabilities for unpaid claims and claim adjustment expenses was as follows:

	Years Ended December 31,
	2016	2015 (1)	2014 (1)
	(In millions)
Balance at December 31,	$9,669	$9,525	$9,280
Less: Reinsurance recoverables	476	454	406
Net balance at December 31,	9,193	9,071	8,874
Cumulative adjustment (2)	4,897	—	—
Net balance at January 1,	14,090	9,071	8,874
Incurred related to:
Current year	24,360	9,533	9,355
Prior years (3)	384	(78)	(73)
Total incurred	24,744	9,455	9,282
Paid related to:
Current year	(16,658)	(6,759)	(6,714)
Prior years	(7,251)	(2,574)	(2,371)
Total paid	(23,909)	(9,333)	(9,085)
Net balance at December 31,	14,925	9,193	9,071
Add: Reinsurance recoverables	1,226	476	454
Balance at December 31,	$16,151	$9,669	$9,525
__________________

(1)	Limited to property & casualty, group accident and non-medical health policies and contracts.

(2)
Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new short-duration contracts guidance which clarified the requirement to include claim information for long-duration contracts. The accumulated adjustment primarily reflects unpaid claim liabilities, net of reinsurance, for long-duration contracts as of the beginning of the period presented. Prior periods have not been restated. See Note 1.

(3)
During 2016, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years increased due to the implementation of new guidance related to short-duration contracts. During 2015 and 2014, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased due to a reduction in prior year automobile bodily injury and homeowners’ severity.

Separate Accounts
Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $134.5 billion and $130.4 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $61.1 billion and $56.8 billion at December 31, 2016 and 2015, respectively. The latter category consisted primarily of guaranteed interest contracts. The average interest rate credited on these contracts was 2.35% and 2.37% at December 31, 2016 and 2015, respectively.
For the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.